Organization (Tables)	6 Months Ended
Jun. 30, 2026
Organization [Abstract]
Schedule of Direct and Indirect Interests in Subsidiaries	As at the date of this report, the Company has direct and indirect interests in the following subsidiaries:

Name of Entity	Date of Incorporation	Place of Incorporation	Shareholders	% of Equity Ownership	Principal Activities
YD Biopharma Limited (“YD Biopharma”)	March 14, 2024	Cayman	YD Bio	100%	Holding
Yong Ding Biopharm Co., Ltd (“Yong Ding”)	April 23, 2013	the Republic of China (“ROC” or “Taiwan”)	YD Biopharma	100%	Sales of drugs, medical and related products in Taiwan
YD BIO USA, INC. (“YD BIO USA”)	February 4, 2025	Delaware (US)	YD Biopharma	100%	Sales of drugs, medical and related products in US
YD PharmaWings Limited (“YD PharmaWings”)	October 23, 2025	BVI	YD Biopharma	100%	Investment holding